Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' equity
Summary of impacts on assets and liabilities from merger of Valepar

August 14, 2017
Current assets	24
Judicial deposits (note 27(c))	951
Intangible (note 17)	964

Current liabilities	20
Provisions for litigation (note 27(a))	631
Taxes payable (note 8)	130

Net assets	1,158

Schedule of shares converted and issued

	Share position before conversion	Conversion of the preferred shares	Issue of new shares	Share position after conversion
Shares outstanding
ON	3,185,653,000	1,838,235,414	173,543,667	5,197,432,081
PNA/PNE	1,967,721,926	(1,967,721,914)	—	12

	5,153,374,926	(129,486,500)	173,543,667	5,197,432,093
Shares in treasury
ON	31,535,402	55,507,287	—	87,042,689
PNA	59,405,792	(59,405,792)	—	—

Total issued shares	5,244,316,120	(133,385,005)	173,543,667	5,284,474,782

Schedule of share capital

	December 31, 2017			December 31, 2016
	ON	PNE	Total	ON	PNA	Total
Stockholders
Litel Participações S.A. and Litela Participações S.A.	1,108,483,410	—	1,108,483,410	—	—	—
BNDES Participações S.A.	401,457,757	—	401,457,757	206,378,882	66,185,272	272,564,154
Bradespar S.A.	332,965,266	—	332,965,266	—	—	—
Mitsui & Co., Ltd	286,347,055	—	286,347,055	—	—	—
Valepar S.A.	—	—	—	1,716,435,045	20,340,000	1,736,775,045
Brazilian Government (Golden Share)	—	12	12	—	12	12
Foreign investors - ADRs	1,292,115,112	—	1,292,115,112	786,067,634	610,880,671	1,396,948,305
Foreign institutional investors in local market	1,129,164,954	—	1,129,164,954	262,868,264	825,753,408	1,088,621,672
FMP - FGTS	62,061,672	—	62,061,672	70,662,746	—	70,662,746
PIBB - Fund	2,632,618	—	2,632,618	741,730	1,171,101	1,912,831
Institutional investors	277,003,730	—	277,003,730	104,510,549	133,496,260	238,006,809
Retail investors in Brazil	305,200,507	—	305,200,507	37,988,150	309,895,202	347,883,352

Shares outstanding	5,197,432,081	12	5,197,432,093	3,185,653,000	1,967,721,926	5,153,374,926
Shares in treasury	87,042,689	—	87,042,689	31,535,402	59,405,792	90,941,194

Total issued shares	5,284,474,770	12	5,284,474,782	3,217,188,402	2,027,127,718	5,244,316,120

Share capital per class of shares (in millions)	61,614	—	61,614	38,525	23,089	61,614

Total authorized shares	7,000,000,000	—	7,000,000,000	3,600,000,000	7,200,000,000	10,800,000,000

Schedule of stockholders' remuneration

2017
Net income of the year	5,507
Appropriation to legal reserve	(275)
Appropriation to tax incentive reserve	(216)

Net income after appropriations to legal reserve and tax incentive reserve	5,016
Minimum mandatory remuneration (i)	1,475
Appropriation to investments reserve	3,541

(i)  The minimum mandatory remuneration were based on interest on capital and will be paid in 2018, in the amount of US$0.28378015600 per share. Due to the Brazilian legislation, the Company must retain and collect the amount of withholding tax (15%) and cannot be considered when charging the interest on capital to the mandatory dividend.

Schedule of profit reserves

	Legal reserve	Tax incentive reserve	Investments reserve	Additional remuneration reserve	Total of profit reserves
Balance as at December 31, 2015	985	—	—	—	985

Allocation of Income	204	377	1,808	634	3,023
Translation adjustment	195	—	—	—	195

Balance as at December 31, 2016	1,384	377	1,808	634	4,203

Allocation of Income	275	216	3,541	—	4,032
Dividends and interest on capital of Vale’s stockholders	—	—	—	(658)	(658)
Translation adjustment	(29)	(13)	(140)	24	(158)

Balance as at December 31, 2017	1,630	580	5,209	—	7,419

Schedule of unrealized fair value gain (losses)

	Retirement benefit obligations	Cash flow hedge	Available-for-sale financial instruments	Conversion shares	Total gain (losses)
Balance as at December 31, 2015	(703)	(6)	(1)	(282)	(992)

Other comprehensive income	(70)	7	1	—	(62)
Translation adjustment	(36)	(1)	—	(56)	(93)

Balance as at December 31, 2016	(809)	—	—	(338)	(1,147)

Other comprehensive income	(46)	—	—	—	(46)
Translation adjustment	10	—	—	—	10

Balance as at December 31, 2017	(845)	—	—	(338)	(1,183)